Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Jan. 31, 2017
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities [Table Text Block]
The committed lines of credit are summarized in the following table:

	Fiscal Years Ended January 31,
	2017			2016
(Amounts in millions)	Available	Drawn	Undrawn	Available	Drawn	Undrawn
Five-year credit facility(1)	$5,000	$—	$5,000	$6,000	$—	$6,000
364-day revolving credit facility(1)	7,500	—	7,500	9,000	—	9,000
Total	$12,500	$—	$12,500	$15,000	$—	$15,000

Schedule of Long-term Debt Instruments
The Company's long-term debt, which includes the fair value instruments further discussed in Note 8, consists of the following:

		January 31, 2017		January 31, 2016
(Amounts in millions)	Maturity Dates By Fiscal Year	Amount	Average Rate(1)	Amount	Average Rate(1)
Unsecured debt
Fixed	2018 - 2045	$30,500	4.7%	$32,500	4.5%
Variable	2018	500	5.5%	500	5.3%
Total U.S. dollar denominated		31,000		33,000
Fixed	2023 - 2030	2,674	3.3%	2,708	3.3%
Variable		—		—
Total Euro denominated		2,674		2,708
Fixed	2031 - 2039	4,370	5.3%	4,985	5.3%
Variable		—		—
Total Sterling denominated		4,370		4,985
Fixed	2021	88	1.6%	83	1.6%
Variable		—		—
Total Yen denominated		88		83
Total unsecured debt		38,132		40,776
Total other debt (in USD)(2)		139		183
Total debt		38,271		40,959
Less amounts due within one year		(2,256)		(2,745)
Long-term debt		$36,015		$38,214

(1)
The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.

(2)
A portion of other debt at January 31, 2017 and 2016 includes secured debt in the amount of $14 million and $13 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $82 million and $131 million, respectively.

Schedule of Maturities of Long-term Debt
Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturities
2018	$2,256
2019	3,497
2020	542
2021	3,311
2022	1,083
Thereafter	27,582
Total	$38,271

Schedule of Fiscal 2017 and 2016 Debt Maturities [Table Text Block]
During fiscal 2017, the following long-term debt matured and was repaid:

(Amounts in millions)
Maturity Date	Principal Amount	Fixed vs. Floating	Interest Rate	Repayment
April 11, 2016	1,000 USD	Fixed	0.600%	$1,000
April 15, 2016	1,000 USD	Fixed	2.800%	1,000
				$2,000

During fiscal 2016, the following long-term debt matured and was repaid:

(Amounts in millions)
Maturity Date	Principal Amount	Fixed vs. Floating	Interest Rate	Repayment
April 1, 2015	750 USD	Fixed	2.875%	$750
July 1, 2015	750 USD	Fixed	4.500%	750
July 8, 2015	750 USD	Fixed	2.250%	750
July 28, 2015	30,000 JPY	Floating	Floating	243
July 28, 2015	60,000 JPY	Fixed	0.940%	487
October 25, 2015	1,250 USD	Fixed	1.500%	1,250
				$4,230